Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings	$ 529,140	$ 537,644	[1]
Depreciation and depletion	248,303	215,926
Gain on disposal of mineral stream interest	0	(5,027)
Impairment of mineral stream interests	108,861	0
Interest expense	284	207
Equity settled share based compensation	6,703	6,438
Performance share units - expense	16,565	16,306
Performance share units - paid	(11,129)	(16,675)
Pension expense	1,124	1,122
Pension paid	(43)	(116)
Income tax expense	115,204	1,414
(Gain) loss on fair value adjustment of share purchase warrants held	8	31
Investment income recognized in net earnings	(27,014)	(37,178)
Other	3,142	1,227
Change in non-cash working capital	4,426	1,912
Cash generated from operations before income taxes and interest	995,574	723,231
Income taxes refunded (paid)	8,516	(6,192)
Interest paid	(287)	(187)
Interest received	23,778	33,957
Cash generated from operating activities	1,027,581	750,809
Financing activities
Credit facility extension fees	(937)	(859)
Share purchase options exercised	13,192	12,415
Lease payments	(594)	(691)
Dividends paid	(279,050)	(265,109)
Cash used for financing activities	(267,389)	(254,244)
Investing activities
Mineral stream interests	(628,234)	(663,528)
Repayment of mineral stream interests deposit	13,250	0
Early deposit mineral stream interests	0	(1,000)
Mineral royalty interest	(26,981)	(6,833)
Net proceeds on disposal of mineral stream interests	0	46,400
Acquisition of long-term investments	(20,234)	(17,447)
Proceeds on disposal of long-term investments	177,088	202
Investment in subscription rights	(3,114)	(4,510)
Dividends received	2,188	2,317
Other	(2,266)	(2,247)
Cash used for investing activities	(488,303)	(646,646)
Effect of exchange rate changes on cash and cash equivalents	(250)	519
Increase (decrease) in cash and cash equivalents	271,639	(149,562)
Cash and cash equivalents, beginning of year	546,527	696,089
Cash and cash equivalents, end of year	$ 818,166	$ 546,527

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.